Calamos Antetokounmpo Sustainable Equities Fund

SCHEDULE OF INVESTMENTS MARCH 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (96.1%)

	Communication Services (6.5%)

999	Alphabet, Inc. - Class A#	$103,626
1,492	Verizon Communications, Inc.	58,024

		161,650

	Consumer Discretionary (8.5%)

529	LKQ Corp.	30,026
242	NIKE, Inc. - Class B	29,679
453	Sony Group Corp.	41,064
294	Starbucks Corp.	30,614
612	TJX Cos., Inc.	47,956
137	Tractor Supply Company	32,201

		211,540

	Consumer Staples (7.5%)

109	Costco Wholesale Corp.	54,159
759	Darling Ingredients, Inc.#	44,326
498	McCormick & Company, Inc.	41,438
289	Target Corp.	47,867

		187,790

	Financials (7.7%)

356	HDFC Bank, Ltd.	23,735
459	Intercontinental Exchange, Inc.	47,869
59	MSCI, Inc.	33,022
372	PNC Financial Services Group, Inc.	47,281
230	Travelers Companies, Inc.	39,424

		191,331

	Health Care (15.0%)

709	CVS Health Corp.	52,686
712	Edwards Lifesciences Corp.#	58,904
726	Gilead Sciences, Inc.	60,236
598	Merck & Company, Inc.	63,621
447	Novo Nordisk, A/S (ADR)	71,136
119	Thermo Fisher Scientific, Inc.	68,588

		375,171

	Industrials (14.0%)

620	Ball Corp.	34,168
539	Canadian Pacific Railway, Ltd.	41,471
106	Deere & Company	43,765
171	Ferguson, PLC	22,871
245	Quanta Services, Inc.	40,827
128	Rockwell Automation, Inc.	37,562
167	Trane Technologies, PLC	30,725
166	United Parcel Service, Inc. - Class B	32,202

NUMBER OF SHARES		VALUE
245	Waste Management, Inc.	$39,977
240	Xylem, Inc.	25,128

		348,696

	Information Technology (26.4%)

88	Accenture, PLC - Class A	25,151
67	Adobe, Inc.#	25,820
514	Apple, Inc.	84,759
329	Applied Materials, Inc.	40,411
1,007	Cisco Systems, Inc.	52,641
118	Intuit, Inc.	52,608
387	Microsoft Corp.	111,572
124	NVIDIA Corp.	34,443
316	SAP SE#	39,990
541	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	50,324
237	TE Connectivity, Ltd.	31,082
272	Texas Instruments, Inc.	50,595
267	Visa, Inc. - Class A	60,198

		659,594

	Materials (3.2%)

203	Ecolab, Inc.	33,603
133	Linde, PLC	47,273

		80,876

	Real Estate (3.8%)

202	American Tower Corp.	41,277

167	Jones Lang LaSalle, Inc.#	24,297

238	Prologis, Inc.	29,695

		95,269

	Utilities (3.5%)

241	American Water Works Company, Inc.	35,304
781	National Grid, PLC	53,100

		88,404

	TOTAL COMMON STOCKS (Cost $2,399,102)	2,400,321

TOTAL INVESTMENTS (96.1%) (Cost $2,399,102)		2,400,321

OTHER ASSETS, LESS LIABILITIES (3.9%)		97,917

NET ASSETS (100.0%)		$2,498,238

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Antetokounmpo Sustainable Equities Trust (the “Trust”), a Delaware statutory trust organized on August 15, 2022, consists of a single series, Calamos Antetokounmpo Sustainable Equities Fund (the “Fund”), which commenced operations on February 3, 2023. The Trust currently offers Class A, Class C, Class I, and Class R6 shares. The Fund’s investment objective is long-term capital appreciation.

Calamos Antetokounmpo Asset Management LLC (“CGAM”), serves as the Fund’s adviser (“Adviser”). CGAM is jointly owned by Calamos Advisors LLC and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors LLC serves as the Fund’s subadviser (“Subadviser”).

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of the “Subadviser”, have above average growth potential and meet certain environmental, social and governance (“ESG”) criteria. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Adviser has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost basis of investments	$2,399,102
Gross unrealized appreciation	73,589
Gross unrealized depreciation	(72,370)
Net unrealized appreciation (depreciation)	$1,219

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.